STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY [Parenthetical] (USD $)	11 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Units issued price per share, one (in dollars per share)	$ 0.001
Units issued price per share, two (in dollars per share)	$ 0.001
Offering costs and underwriter discount for initial public offering		$ 2,320,344
Underwriter discount for underwriter over allotment exercise		$ 26,488
Proceeds subject to possible redemption, shares (in shares)		3,031,969
Forfeiture of units due to underwriters partial exercise of over-allotment, shares (in shares)		165,592